PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of
	June 30, 2015	December 31, 2014
		(Audited)
Leasehold buildings	$1,044,213	$1,044,213
Furniture and fixtures	71,561	69,418
Office equipment	10,359	10,359
Leasehold improvement	88,865	83,118

	1,214,998	1,207,108
Less: Accumulated depreciation	(70,458)	(52,428)
Foreign exchange translation	(146,492)	(68,088)

Total	$998,048	$1,086,592

	As of December 31,
	2014	2013

Leasehold buildings	$1,044,213	$1,013,227
Furniture and fixtures	69,418	69,418
Office equipment	10,359	9,809
Leasehold improvement	83,118	82,614

	1,207,108	1,175,068
Less: Accumulated depreciation	(52,428)	(13,219)
Foreign exchange translation	(68,088)	619

Total	$1,086,592	$1,162,468